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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
               OMB Number: 3235-0582     Expires: April 30, 2009

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number: 0001011996
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Registrant:  STAAR Investment Trust
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             604 McKnight Park Dr., Pittsburgh, PA 15237
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Name and address of agent for service:
             Thomas Sweeney, P.O. Box 82637, Pittsburgh, PA 15218
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Registrant's telephone number, including area code: 412-367-9076
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Date of fiscal year end: December 31
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Date of reporting period: July 1, 2006 - June 30, 2007
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PROXY VOTING POLICY:
                   Regarding STAAR Investment Trust Management
                         STAAR Financial Advisors, Inc.
                                    10/17/05

     The Investment Manager(s) of Fund Portfolios apply the following Policies and Procedures regarding Proxy Voting:

     Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generallyeither not vote or will vote as recommended by the Directors of the fund owned by the Trust.

     If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.

     In general, the same policies will be applied to other securities. Generally we own an extremely small amount of the outstanding shares of any security. Therefore our vote is insignificant. If we think management of any security has enacted policies adversely affecting our shareholders, we may sell that security.

PROXY VOTING RECORDS

Prior to 2007 the Registrant did not keep a record of its proxy votes.

(a) Issuer: Templeton Foreign Fund   A
(b) Ticker symbol:  TEMFX
(c) CUSIP: 880196209
(d) Shareholder meeting date: 4/19/07
(e) Matter voted on: Directors, Fundamental Policies re: lending and investment in real estate.
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Did not vote
(h) How the registrant cast its vote: Did not see anything objectionable and would have voted yes on all.
(i) Whether the registrant cast its vote for or against management:

(a) Issuer: Franklin natural Resources Fund A
(b) Ticker symbol:  FRNRX
(c) CUSIP: 354713604
(d) Shareholder meeting date: 4/19/07
(e) Matter voted on: Directors, Amended and Restated Agreement of Trust, Fundamental Policies re: borrowing, underwriting, investments in real estate, investment in commodities, senior securities and industry concentration.
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Did not vote
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(h) How the registrant cast its vote: Did not see anything objectionable and would have voted yes on all.
(i) Whether the registrant cast its vote for or against management:

(a) Issuer: Gartmore Small Cap Fund A
(b) Ticker symbol:  GSXAX
(c) CUSIP: 366650109
(d) Shareholder meeting date: 4/23/07
(e) Matter voted on: New Investment Advisory Agreement
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer: Putnam International Opportunities Fund A
(b) Ticker symbol:  PNVAX
(c) CUSIP: 746802859
(d) Shareholder meeting date: 5/15/07
(e) Matter voted on: New Management Contract
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter:  Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For

(a) Issuer:  Franklin Microcap Value Fund A
(b) Ticker symbol:  FRMCX
(c) CUSIP: 355148206
(d) Shareholder meeting date: 5/11/07
(e) Matter voted on: Reorganization to Delaware Trust, amendments to Fundamental Investment Restrictions re: borrowing, underwriting, lending, investments in real estate, commodities, senior securities and industry concentration
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: No
(h) How the registrant cast its vote: Would have voted for -- saw nothing objectionable
(i) Whether the registrant cast its vote for or against management:

(a) Issuer: Live Oak Health Sciences Fund
(b) Ticker symbol:  LOGSX
(c) CUSIP: 671081503
(d) Shareholder meeting date: 8/1/07
(e) Matter voted on: Directors
(f) Proposed by the issuer or by a security holder: Issuer
(g) Whether the registrant cast its vote on the matter: Yes
(h) How the registrant cast its vote: For
(i) Whether the registrant cast its vote for or against management: For


                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: STAAR Investment Trust

By (Signature and Title): /s/ J. Andre Weisbrod
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J. Andre Weisbrod, Chairman of the Board of Trustees
Date: 08/30/2007
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By (Signature and Title): /s/ Kevin Kilgus
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Kevin Kilgus, Compliance Officer
Date: 08/30/2007
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By (Signature and Title): /s/ Richard Levkoy
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Independent Trustee
Date: 08/30/2007
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